Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2010
Fair Value Measurement (Tables) [Abstract]
Assets and liabilities measured at fair value on a recurring basis

	Fair value hierarchy
				Netting	Total
December 31, 2010 (in millions)	Level 1(i)	Level 2(i)	Level 3(i)	adjustments	fair value

Federal funds sold and securities purchased under resale agreements	$—	$20,299	$—	$—	$20,299
Securities borrowed	—	13,961	—	—	13,961

Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies(a)	36,813	10,738	174	—	47,725
Residential – nonagency	—	2,807	687	—	3,494
Commercial – nonagency	—	1,093	2,069	—	3,162

Total mortgage-backed securities	36,813	14,638	2,930	—	54,381
U.S. Treasury and government agencies(a)	12,863	9,026	—	—	21,889
Obligations of U.S. states and municipalities	—	11,715	2,257	—	13,972
Certificates of deposit, bankers’ acceptances and commercial paper	—	3,248	—	—	3,248
Non-U.S. government debt securities	31,127	38,482	697	—	70,306
Corporate debt securities	—	42,280	4,946	—	47,226
Loans(b)	—	21,736	13,144	—	34,880
Asset-backed securities	—	2,743	7,965	—	10,708

Total debt instruments	80,803	143,868	31,939	—	256,610
Equity securities	124,400	3,153	1,685	—	129,238
Physical commodities(c)	18,327	2,708	—	—	21,035
Other	—	2,275	253	—	2,528

Total debt and equity instruments(d)	223,530	152,004	33,877	—	409,411
Derivative receivables:
Interest rate	2,278	1,120,282	5,422	(1,095,427)	32,555
Credit(e)	—	111,827	17,902	(122,004)	7,725
Foreign exchange	1,121	163,114	4,236	(142,613)	25,858
Equity	30	38,041	5,562	(39,429)	4,204
Commodity	1,324	56,076	2,197	(49,458)	10,139

Total derivative receivables(f)	4,753	1,489,340	35,319	(1,448,931)	80,481

Total trading assets	228,283	1,641,344	69,196	(1,448,931)	489,892

Available-for-sale securities:
Mortgage-backed securities:
U.S. government agencies(a)	104,736	15,490	—	—	120,226
Residential – nonagency	—	48,969	5	—	48,974
Commercial – nonagency	—	5,403	251	—	5,654

Total mortgage-backed securities	104,736	69,862	256	—	174,854
U.S. Treasury and government agencies(a)	522	10,826	—	—	11,348
Obligations of U.S. states and municipalities	31	11,272	256	—	11,559
Certificates of deposit	6	3,641	—	—	3,647
Non-U.S. government debt securities	13,107	7,670	—	—	20,777
Corporate debt securities	1	61,793	—	—	61,794
Asset-backed securities:
Credit card receivables	—	7,608	—	—	7,608
Collateralized loan obligations	—	128	13,470	—	13,598
Other	—	8,777	305	—	9,082
Equity securities	1,998	53	—	—	2,051

Total available-for-sale securities	120,401	181,630	14,287	—	316,318

Loans	—	510	1,466	—	1,976
Mortgage servicing rights	—	—	13,649	—	13,649
Other assets:
Private equity investments(g)	49	826	7,862	—	8,737
All other	5,093	192	4,179	—	9,464

Total other assets	5,142	1,018	12,041	—	18,201

Total assets measured at fair value on a recurring basis(h)	$353,826	$1,858,762	$110,639	$(1,448,931)	$874,296

	Fair value hierarchy
				Netting	Total
December 31, 2010 (in millions)	Level 1(i)	Level 2(i)	Level 3(i)	adjustments	fair value

Deposits	$—	$3,736	$633	$—	$4,369
Federal funds purchased and securities loaned or sold under repurchase agreements	—	4,060	—	—	4,060
Other borrowed funds	—	8,959	972	—	9,931
Trading liabilities:
Debt and equity instruments(d)	58,468	18,425	54	—	76,947
Derivative payables:
Interest rate	2,625	1,085,233	2,586	(1,070,057)	20,387
Credit(e)	—	112,545	12,516	(119,923)	5,138
Foreign exchange	972	158,908	4,850	(139,715)	25,015
Equity	22	39,046	7,331	(35,949)	10,450
Commodity	862	54,611	3,002	(50,246)	8,229

Total derivative payables(f)	4,481	1,450,343	30,285	(1,415,890)	69,219

Total trading liabilities	62,949	1,468,768	30,339	(1,415,890)	146,166

Accounts payable and other liabilities	—	—	236	—	236
Beneficial interests issued by consolidated VIEs	—	622	873	—	1,495
Long-term debt	—	25,795	13,044	—	38,839

Total liabilities measured at fair value on a recurring basis	$62,949	$1,511,940	$46,097	$(1,415,890)	$205,096

	Fair value hierarchy
				Netting	Total
December 31, 2009 (in millions)	Level 1	Level 2	Level 3	adjustments	fair value

Federal funds sold and securities purchased under resale agreements	$—	$20,536	$—	$—	$20,536
Securities borrowed	—	7,032	—	—	7,032
Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies(a)	33,092	8,373	260	—	41,725
Residential – nonagency	—	2,284	1,115	—	3,399
Commercial – nonagency	—	537	1,770	—	2,307

Total mortgage-backed securities	33,092	11,194	3,145	—	47,431
U.S. Treasury and government agencies(a)	13,701	9,559	—	—	23,260
Obligations of U.S. states and municipalities	—	5,681	1,971	—	7,652
Certificates of deposit, bankers’ acceptances and commercial paper	—	5,419	—	—	5,419
Non-U.S. government debt securities	25,684	32,487	734	—	58,905
Corporate debt securities	—	48,754	5,241	—	53,995
Loans(b)	—	18,330	13,218	—	31,548
Asset-backed securities	—	1,428	7,975	—	9,403

Total debt instruments	72,477	132,852	32,284	—	237,613
Equity securities	75,053	3,450	1,956	—	80,459
Physical commodities(c)	9,450	586	—	—	10,036
Other	—	1,884	926	—	2,810

Total debt and equity instruments(d)	156,980	138,772	35,166	—	330,918
Derivative receivables(e)(f)	2,344	1,516,490	46,684	(1,485,308)	80,210

Total trading assets	159,324	1,655,262	81,850	(1,485,308)	411,128

Available-for-sale securities:
Mortgage-backed securities:
U.S. government agencies(a)	158,957	8,941	—	—	167,898
Residential – nonagency	—	14,773	25	—	14,798
Commercial – nonagency	—	4,590	—	—	4,590

Total mortgage-backed securities	158,957	28,304	25	—	187,286
U.S. Treasury and government agencies(a)	405	29,592	—	—	29,997
Obligations of U.S. states and municipalities	—	6,188	349	—	6,537
Certificates of deposit	—	2,650	—	—	2,650
Non-U.S. government debt securities	5,506	18,997	—	—	24,503
Corporate debt securities	1	62,007	—	—	62,008
Asset-backed securities:
Credit card receivables	—	25,742	—	—	25,742
Collateralized debt and loan obligations	—	5	12,144	—	12,149
Other	—	6,206	588	—	6,794
Equity securities	2,466	146	87	—	2,699

Total available-for-sale securities	167,335	179,837	13,193	—	360,365

Loans	—	374	990	—	1,364
Mortgage servicing rights	—	—	15,531	—	15,531
Other assets:
Private equity investments(g)	165	597	6,563	—	7,325
All other(j)	7,241	90	9,521	—	16,852

Total other assets	7,406	687	16,084	—	24,177

Total assets measured at fair value on a recurring basis(h)	$334,065	$1,863,728	$127,648	$(1,485,308)	$840,133

	Fair value hierarchy
				Netting	Total
December 31, 2009 (in millions)	Level 1	Level 2	Level 3	adjustments	fair value

Deposits	$—	$3,979	$476	$—	$4,455
Federal funds purchased and securities loaned or sold under repurchase agreements	—	3,396	—	—	3,396
Other borrowed funds	—	5,095	542	—	5,637
Trading liabilities:
Debt and equity instruments(d)	50,577	14,359	10	—	64,946
Derivative payables(e)(f)	2,038	1,481,813	35,332	(1,459,058)	60,125

Total trading liabilities	52,615	1,496,172	35,342	(1,459,058)	125,071

Accounts payable and other liabilities	—	2	355	—	357
Beneficial interests issued by consolidated VIEs	—	785	625	—	1,410
Long-term debt	—	30,685	18,287	—	48,972

Total liabilities measured at fair value on a recurring basis	$52,615	$1,540,114	$55,627	$(1,459,058)	$189,298

(a)	At December 31, 2010 and 2009, included total U.S. government-sponsored enterprise obligations of $137.3 billion and $195.8 billion respectively, which were predominantly mortgage-related.
(b)	At December 31, 2010 and 2009, included within trading loans were $22.7 billion and $20.7 billion, respectively, of residential first-lien mortgages and $2.6 billion and $2.7 billion, respectively, of commercial first-lien mortgages. Residential mortgage loans include conforming mortgage loans originated with the intent to sell to U.S. government agencies of $13.1 billion and $11.1 billion, respectively, and reverse mortgages of $4.0 billion and $4.5 billion, respectively.
(c)	Physical commodities inventories are generally accounted for at the lower of cost or fair value.
(d)	Balances reflect the reduction of securities owned (long positions) by the amount of securities sold but not yet purchased (short positions) when the long and short positions have identical Committee on Uniform Security Identification Procedures (“CUSIPs”).
(e)	The level 3 amounts for derivative receivables and derivative payables related to credit primarily include structured credit derivative instruments. For further information on the classification of instruments within the valuation hierarchy, see pages 171–175 of this Note.
(f)	As permitted under U.S. GAAP, the Firm has elected to net derivative receivables and derivative payables and the related cash collateral received and paid when a legally enforceable master netting agreement exists. For purposes of the tables above, the Firm does not reduce derivative receivables and derivative payables balances for this netting adjustment, either within or across the levels of the fair value hierarchy, as such netting is not relevant to a presentation based on the transparency of inputs to the valuation of an asset or liability. Therefore, the balances reported in the fair value hierarchy table above are gross of any counterparty netting adjustments. However, if the Firm were to net such balances within level 3, the reduction in the level 3 derivative receivable and derivative payable balances would be $12.7 billion and $16.0 billion at December 31, 2010 and 2009, respectively, exclusive of the netting benefit associated with cash collateral, which would further reduce the level 3 balances.
(g)	Private equity instruments represent investments within the Corporate/Private Equity line of business. The cost basis of the private equity investment portfolio totaled $10.0 billion and $8.8 billion at December 31, 2010 and 2009, respectively.
(h)	At December 31, 2010 and 2009, balances included investments valued at net asset value of $12.1 billion and $16.8 billion, respectively, of which $5.9 billion and $9.0 billion, respectively, were classified in level 1, $2.0 billion and $3.2 billion, respectively, in level 2 and $4.2 billion and $4.6 billion in level 3.
(i)	For the year ended December 31, 2010, there were no significant transfers between levels 1 and 2. Transfers from level 3 into level 2 included $1.2 billion of trading loans due to increased price transparency. There were no significant transfers into level 3.
(j)	Included assets within accrued interest receivable and other assets at December 31, 2009.

Changes in level 3 recurring fair value measurements

							Change in
							unrealized
							gains/
							(losses)
	Fair value measurements using significant unobservable inputs						related to
	Fair	Total				Fair	financial
	Value	realized/		Purchases,	Transfers	value	instruments
Year ended	at	unrealized		issuances	into and/or	at	held at
December 31, 2010	January 1,	gains/		settlements,	out of	December 31,	December 31,
(in millions)	2010	(losses)		net	level 3(e)	2010	2010

Assets:
Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies	$260	$24		$(107)	$(3)	$174	$(31)
Residential – nonagency	1,115	178		(564)	(42)	687	110
Commercial – nonagency	1,770	230		(33)	102	2,069	130

Total mortgage-backed securities	3,145	432		(704)	57	2,930	209
Obligations of U.S. states and municipalities	1,971	2		142	142	2,257	(30)
Non-U.S. government debt securities	734	(132)		140	(45)	697	(105)
Corporate debt securities	5,241	(325)		115	(85)	4,946	28
Loans	13,218	(40)		1,296	(1,330)	13,144	(385)
Asset-backed securities	7,975	333		(354)	11	7,965	292

Total debt instruments	32,284	270		635	(1,250)	31,939	9
Equity securities	1,956	133		(351)	(53)	1,685	199
Other	926	10		(762)	79	253	98

Total debt and equity instruments	35,166	413	(a)	(478)	(1,224)	33,877	306	(a)

Net derivative receivables:
Interest rate	2,040	3,057		(2,520)	259	2,836	487
Credit	10,350	(1,757)		(3,102)	(105)	5,386	(1,048)
Foreign exchange	1,082	(913)		(434)	(349)	(614)	(464)
Equity	(1,791)	7		(121)	136	(1,769)	(11)
Commodity	(329)	(700)		134	90	(805)	(76)

Total net derivative receivables	11,352	(306	)(a)	(6,043)	31	5,034	(1,112	)(a)

Available-for-sale securities:
Asset-backed securities	12,732	(146)		1,189	—	13,775	(129)
Other	461	(49)		37	63	512	18

Total available-for-sale securities	13,193	(195	)(b)	1,226	63	14,287	(111	)(b)

Loans	990	145	(a)	323	8	1,466	37	(a)
Mortgage servicing rights	15,531	(2,268	)(c)	386	—	13,649	(2,268	)(c)

Other assets:
Private equity investments	6,563	1,038	(a)	715	(454)	7,862	688	(a)
All other	9,521	(113	)(d)	(5,132)	(97)	4,179	37	(d)

							Change in
							unrealized
							(gains)/
							losses
	Fair value measurements using significant unobservable inputs						related to
	Fair	Total				Fair	financial
	value	realized/		Purchases,	Transfers	value	instruments
Year ended	at	unrealized		issuances	into and/or	at	held at
December 31, 2010	January 1,	(gains)/		settlements,	out of	December 31,	December 31,
(in millions)	2010	losses		net	level 3(e)	2010	2010

Liabilities(f):
Deposits	$476	$54	(a)	$(226)	$329	$633	$(77	)(a)
Other borrowed funds	542	(123	)(a)	795	(242)	972	445	(a)
Trading liabilities:
Debt and equity instruments	10	2	(a)	19	23	54	—	(a)
Accounts payable and other liabilities	355	(138	)(d)	19	—	236	37	(d)
Beneficial interests issued by consolidated VIEs	625	(7	)(a)	87	168	873	(76	)(a)
Long-term debt	18,287	(532	)(a)	(4,796)	85	13,044	662	(a)

							Change in
							unrealized
							gains/
							(losses)
	Fair value measurements using significant unobservable inputs						related to
		Total					financial
	Fair	realized/		Purchases,	Transfers	Fair	instruments
Year ended	value,	unrealized		issuances	into and/or	value,	held at
December 31, 2009	January 1,	gains/		settlements,	out of	December 31,	December 31,
(in millions)	2009	(losses)		net	level 3(e)	2009	2009

Assets:
Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies	$163	$(38)		$62	$73	$260	$(38)
Residential – nonagency	3,339	(782)		(245)	(1,197)	1,115	(871)
Commercial – nonagency	2,487	(242)		(325)	(150)	1,770	(313)

Total mortgage-backed securities	5,989	(1,062)		(508)	(1,274)	3,145	(1,222)
Obligations of U.S. states and municipalities	2,641	(22)		(648)	—	1,971	(123)
Non-U.S. government debt securities	707	38		(75)	64	734	34
Corporate debt securities	5,280	38		(3,416)	3,339	5,241	(72)
Loans	17,091	(871)		(3,497)	495	13,218	(1,167)
Asset-backed securities	7,106	1,436		(378)	(189)	7,975	734

Total debt instruments	38,814	(443)		(8,522)	2,435	32,284	(1,816)
Equity securities	1,380	(149)		(512)	1,237	1,956	(51)
Other	1,226	(79)		(253)	32	926	(119)

Total debt and equity instruments	41,420	(671	)(a)	(9,287)	3,704	35,166	(1,986	)(a)

Total net derivative receivables	9,507	(11,406	)(a)	(3,448)	16,699	11,352	(10,835	)(a)
Available-for-sale securities:
Asset-backed securities	11,447	(2)		1,112	175	12,732	(48)
Other	944	(269)		302	(516)	461	43

Total available-for-sale securities	12,391	(271	)(b)	1,414	(341)	13,193	(5	)(b)

Loans	2,667	(448	)(a)	(1,906)	677	990	(488	)(a)
Mortgage servicing rights	9,403	5,807	(c)	321	—	15,531	5,807	(c)
Other assets:
Private equity investments	6,369	(407	)(a)	582	19	6,563	(369	)(a)
All other(g)	8,114	(676	)(d)	2,439	(356)	9,521	(612	)(d)

							Change in
							unrealized
							(gains)/
							losses
	Fair value measurements using significant unobservable inputs						related to
	Fair	Total					financial
	value	realized/		Purchases,	Transfers		instruments
Year ended	at	unrealized		issuances	into and/or	Fair value at	held at
December 31, 2009	January 1,	(gains)/		settlements,	out of	December 31,	December 31,
(in millions)	2009	losses		net	level 3(e)	2009	2009

Liabilities(f):
Deposits	$1,235	$47	(a)	$(870)	$64	$476	$(36	)(a)
Other borrowed funds	101	(73	)(a)	621	(107)	542	9	(a)
Trading liabilities:
Debt and equity instruments	288	64	(a)	(339)	(3)	10	12	(a)
Accounts payable and other liabilities	—	(55	)(a)	410	—	355	(29	)(a)
Beneficial interests issued by consolidated VIEs	—	344	(a)	(598)	879	625	327	(a)
Long-term debt	16,548	1,367	(a)	(2,738)	3,110	18,287	1,728	(a)

							Change in
							unrealized
							gains/
							(losses)
	Fair value measurements using significant unobservable inputs						related to
		Total				Fair	financial
	Fair	realized/		Purchases,	Transfers	value	instruments
Year ended	value at	unrealized		issuances	into and/or	at	held at
December 31, 2008	January 1,	gains/		settlements,	out of	December 31,	December 31,
(in millions)	2008	(losses)		net	level 3(e)	2008	2008

Assets:
Trading assets:
Debt and equity instruments	$24,066	$(12,805	)(a)	$6,201	$23,958	$41,420	$(9,860	)(a)
Total net derivative receivables	633	4,556	(a)	2,290	2,028	9,507	1,814	(a)
Available-for-sale securities	101	(1,232	)(b)	3,772	9,750	12,391	(422	)(b)
Loans	8,380	(1,547	)(a)	12	(4,178)	2,667	(1,324	)(a)
Mortgage servicing rights	8,632	(6,933	)(c)	7,704	—	9,403	(6,933	)(c)
Other assets:
Private equity investments	6,763	(638	)(a)	320	(76)	6,369	(1,089	)(a)
All other(g)	5,978	(940	)(d)	2,787	289	8,114	(753	)(d)

							Change in
							unrealized
							(gains)/
							losses
	Fair value measurements using significant unobservable inputs						related to
	Fair					Fair	financial
	value	Total		Purchases,	Transfers	Value	instruments
Year ended	at	realized/		issuances	into and/or	at	held at
December 31, 2008	January 1,	unrealized		settlements,	out of	December 31,	December 31,
(in millions)	2008	(gains)/losses		net	level 3(e)	2008	2008

Liabilities(f):
Deposits	$1,161	$(57	)(a)	$79	$52	$1,235	$(69	)(a)
Other borrowed funds	105	(7	)(a)	53	(50)	101	(24	)(a)
Trading liabilities:
Debt and equity instruments	480	(73	)(a)	(33)	(86)	288	(125	)(a)
Accounts payable and other liabilities	25	(25	)(a)	—	—	—	—
Beneficial interests issued by consolidated VIEs	82	(24	)(a)	(603)	545	—	—
Long-term debt	21,938	(4,502	)(a)	(1,717)	829	16,548	(3,682	)(a)

(a)	Predominantly reported in principal transactions revenue, except for changes in fair value for Retail Financial Services mortgage loans originated with the intent to sell, which are reported in mortgage fees and related income.

(b)	Realized gains and losses on available-for-sale securities, as well as other-than-temporary impairment losses that are recorded in earnings, are reported in securities gains. Unrealized gains and losses are reported in other comprehensive income.

(c)	Changes in fair value for Retail Financial Services mortgage servicing rights are reported in mortgage fees and related income.

(d)	Predominantly reported in other income.

(e)	All transfers into and/or out of level 3 are assumed to occur at the beginning of the reporting period.

(f)	Level 3 liabilities as a percentage of total Firm liabilities accounted for at fair value (including liabilities measured at fair value on a nonrecurring basis) were 22%, 29% and 25% at December 31, 2010, 2009 and 2008, respectively.

(g)	Includes certain assets that are classified within accrued interest receivable and other assets on the Consolidated Balance Sheet at December 31, 2009 and 2008.

Assets and liabilities measured at fair value on a nonrecurring basis

	Fair value hierarchy
December 31, 2010 (in millions)	Level 1(d)	Level 2(d)	Level 3(d)	Total fair value

Loans retained(a)	$—	$5,484	$690	$6,174
Loans held-for-sale(b)	—	312	3,200	3,512

Total loans	—	5,796	3,890	9,686

Other real estate owned	—	78	311	389
Other assets	—	—	2	2

Total other assets	—	78	313	391

Total assets at fair value on a nonrecurring basis	$—	$5,874	$4,203	$10,077

Accounts payable and other liabilities(c)	$—	$53	$18	$71

Total liabilities at fair value on a nonrecurring basis	$—	$53	$18	$71

	Fair value hierarchy
December 31, 2009 (in millions)	Level 1	Level 2	Level 3	Total fair value

Loans retained(a)	$—	$4,544	$1,137	$5,681
Loans held-for-sale(b)	—	601	1,029	1,630

Total loans	—	5,145	2,166	7,311
Other real estate owned	—	307	387	694
Other assets	—	—	184	184

Total other assets	—	307	571	878

Total assets at fair value on a nonrecurring basis	$—	$5,452	$2,737	$8,189

Accounts payable and other liabilities(c)	$—	$87	$39	$126

Total liabilities at fair value on a nonrecurring basis	$—	$87	$39	$126

(a)	Reflects mortgage, home equity and other loans where the carrying value is based on the fair value of the underlying collateral.

(b)	Predominantly includes credit card loans at December 31, 2010. Predominantly includes leveraged lending loans at December 31, 2009. Loans held-for-sale are carried on the Consolidated Balance Sheets at the lower of cost or fair value.

(c)	Represents, at December 31, 2010 and 2009, fair value adjustments associated with $517 million and $648 million, respectively, of unfunded held-for-sale lending-related commitments within the leveraged lending portfolio.

(d)	In the year ended December 31, 2010, transfers between levels 1, 2 and 3 were not significant.

Nonrecurring fair value changes

Year ended December 31,
(in millions)	2010	2009	2008

Loans retained	$(3,413)	$(3,550)	$(1,159)
Loans held-for-sale	29	(389)	(2,728)

Total loans	(3,384)	(3,939)	(3,887)

Other assets	25	(104)	(685)
Accounts payable and other liabilities	6	31	(285)

Total nonrecurring fair value gains/(losses)	$(3,353)	$(4,012)	$(4,857)

Credit adjustments

December 31,
(in millions)	2010	2009

Derivative receivables balance	$80,481	$80,210
Derivatives CVA(a)	(4,362)	(3,697)
Derivative payables balance	69,219	60,125
Derivatives DVA	(882)	(841	)(d)
Structured notes balance(b)(c)	53,139	59,064
Structured notes DVA	(1,153)	(685	)(d)

(a)	Derivatives credit valuation adjustments (“CVA”), gross of hedges, includes results managed by credit portfolio and other lines of business within IB.

(b)	Structured notes are recorded within long-term debt, other borrowed funds or deposits on the Consolidated Balance Sheets, based on the tenor and legal form of the note.

(c)	Structured notes are measured at fair value based on the Firm’s election under the fair value option. For further information on these elections, see Note 4 on pages 187–189 of this Annual Report.

(d)	The prior period has been revised.

Impact of credit adjustments on earnings

Year ended December 31,
(in millions)	2010	2009		2008

Credit adjustments:
Derivative CVA(a)	$(665)	$5,869		$(7,561)
Derivative DVA	41	(548	)(c)	789
Structured note DVA(b)	468	(1,748	)(c)	1,211

(a)	Derivatives CVA, gross of hedges, includes results managed by credit portfolio and other lines of business within IB.

(b)	Structured notes are measured at fair value based on the Firm’s election under the fair value option. For further information on these elections, see Note 4 on pages 187–189 of this Annual Report.

(c)	The 2009 prior period has been revised.

Carrying value and estimated fair value of financial assets and liabilities

	2010			2009
	Carrying	Estimated	Appreciation/	Carrying	Estimated	Appreciation/
December 31, (in billions)	value	fair value	(depreciation)	value	fair value	(depreciation)

Financial assets
Assets for which fair value approximates carrying value	$49.2	$49.2	$—	$89.4	$89.4	$—
Accrued interest and accounts receivable (included zero and $5.0 at fair value)	70.1	70.1	—	67.4	67.4	—
Federal funds sold and securities purchased under resale agreements (included $20.3 and $20.5 at fair value)	222.6	222.6	—	195.4	195.4	—
Securities borrowed (included $14.0 and $7.0 at fair value)	123.6	123.6	—	119.6	119.6	—
Trading assets	489.9	489.9	—	411.1	411.1	—
Securities (included $316.3 and $360.4 at fair value)	316.3	316.3	—	360.4	360.4	—
Loans (included $2.0 and $1.4 at fair value)(a)(b)	660.7	663.5	2.8	601.9	598.3	(3.6)
Mortgage servicing rights at fair value	13.6	13.6	—	15.5	15.5	—
Other (included $18.2 and $19.2 at fair value)	64.9	65.0	0.1	73.4	73.2	(0.2)

Total financial assets	$2,010.9	$2,013.8	$2.9	$1,934.1	$1,930.3	$(3.8)

Financial liabilities
Deposits (included $4.4 and $4.5 at fair value)	$930.4	$931.5	$(1.1)	$938.4	$939.5	$(1.1)
Federal funds purchased and securities loaned or sold under repurchase agreements (included $4.1 and $3.4 at fair value)	276.6	276.6	—	261.4	261.4	—
Commercial paper	35.4	35.4	—	41.8	41.8	—
Other borrowed funds (included $9.9 and $5.6 at fair value)	57.3	57.2	0.1	55.7	55.9	(0.2)
Trading liabilities	146.2	146.2	—	125.1	125.1	—
Accounts payable and other liabilities (included $0.2 and $0.4 at fair value)	138.2	138.2	—	136.8	136.8	—
Beneficial interests issued by consolidated VIEs (included $1.5 and $1.4 at fair value)	77.6	77.9	(0.3)	15.2	15.2	—
Long-term debt and junior subordinated deferrable interest debentures (included $38.8 and $49.0 at fair value)	247.7	249.0	(1.3)	266.3	268.4	(2.1)

Total financial liabilities	$1,909.4	$1,912.0	$(2.6)	$1,840.7	$1,844.1	$(3.4)

Net appreciation/(depreciation)			$0.3			$(7.2)

(a)	For originated or purchased loans held for investment, other than PCI loans, the carrying value is the principal amount outstanding, net of the allowance for loan losses, net charge-offs, interest applied to principal (for loans accounted for on the cost recovery method), unamortized discounts and premiums, and deferred loan fees or costs. For a further discussion of the Firm’s loan accounting framework, see Note 14 on pages 220–238 of this Annual Report.

(b)	Fair value is typically estimated using a discounted cash flow model that incorporates the characteristics of the underlying loans (including principal, contractual interest rate and contractual fees) and key inputs, including expected lifetime credit losses, interest rates, prepayment rates, and primary origination or secondary market spreads. The difference between the estimated fair value and carrying value is the result of the different methodologies used to determine fair value as compared to carrying value. For example, credit losses are estimated for the asset’s remaining life in a fair value calculation but are estimated for a loss emergence period in a loan loss reserve calculation; future loan income (interest and fees) is incorporated in a fair value calculation but is generally not considered in a loan loss reserve calculation. For a further discussion of the Firm’s methodologies for estimating the fair value of loans and lending-related commitments, see pages 171–173 of this Note.

The Carrying value and estimated fair value of wholesale lending- related commitments

	2010		2009
	Carrying	Estimated	Carrying	Estimated
December 31, (in billions)	value(a)	fair value	value(a)	fair value

Wholesale lending-related commitments	$0.7	$0.9	$0.9	$1.3

(a)	Represents the allowance for wholesale unfunded lending-related commitments. Excludes the current carrying values of the guarantee liability and the offsetting asset each recognized at fair value at the inception of guarantees.

Trading assets and liabilities average balances

Year ended December 31, (in millions)	2010	2009	2008

Trading assets – debt and equity instruments(a)	$354,441	$318,063	$384,102
Trading assets – derivative receivables	84,676	110,457	121,417
Trading liabilities – debt and equity instruments(a)(b)	78,159	60,224	78,841
Trading liabilities – derivative payables	65,714	77,901	93,200

(a)	Balances reflect the reduction of securities owned (long positions) by the amount of securities sold, but not yet purchased (short positions) when the long and short positions have identical CUSIPs.
(b)	Primarily represent securities sold, not yet purchased.